Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Policies1 [Abstract]
Summary of Estimated Useful Lives of Property, Plant and Equipment

The following are the main categories of property, plant and equipment with their related estimated useful lives:

Classes of property, plant and equipment	Years of estimated useful life
Buildings	10 – 85
Plant and equipment	10 – 85
IT equipment	3 – 15
Fixtures and fittings	3 – 75
Motor vehicles	5 – 20

In addition, for further information, the following is a more detailed breakdown of the class plant and equipment class:

Classes of property, plant and equipment	Years of estimated useful life
Generating plant and equipment:
Hydroelectric plants
Civil engineering works	10 – 85
Electromechanical equipment	10 – 60
Coal/Fuel power plants	10 – 40
Combined cycle power plants	10 – 50
Distribution plant and equipment:
High-voltage network	15 – 50
Low- and medium-voltage network	30 – 50
Measuring and remote control equipment	10 – 30
Primary substations	20 – 40

Schedule of Remaining Periods until Expiration of Concessions

Concession holder and operator	Country	Year concession started	Concession term	Remaining period to expiration
Empresa Distribuidora Sur S.A. - Edesur (Distribution)	Argentina	1992	95 years	67 years
Enel Generación El Chocón S.A. (Generation) (*)	Argentina	1993	30 years	3 years
Transportadora de Energía S.A. (Transmission)	Argentina	2002	85 years	67 years
Compañía de Transmisión del Mercosur S.A. (Transmission)	Argentina	2000	87 years	67 years
EGP Cachoeira Dourada S.A. (Generation)	Brazil	1997	30 years	7 years
Enel Generación Fortaleza S.A (Generation)	Brazil	2001	30 years	11 years
Enel CIEN S.A. (Garabi I) (Transmission) (**)	Brazil	2000	22 years	1,6 years
Enel CIEN S.A. (Garabi II) (Transmission) (**)	Brazil	2002	20 years	1,6 years

Summary of Intangible Asset and/or Financial Asset from Service Concession Agreements

Concession holder and operator	Country	Year concession started	Concession term	Remaining period to expiration
Enel Distribución Río S.A. (formerly Ampla) (Distribution) (*)	Brazil	1996	30 years	6 years
Enel Distribución Ceará S.A. (formerly Coelce) (Distribution) (*)	Brazil	1997	30 years	7 years
Enel Distribución Goiás S.A. (Distribution) (*)	Brazil	2015	30 years	24 years
Enel Green Power Proyectos I (Volta Grande) (**)	Brazil	2017	30 years	27 years
Enel Distribución Sao Paulo S.A. (Distribution) (*)	Brazil	1998	30 years	8 years

(*) Because part of the rights acquired by these subsidiaries are unconditional an intangible asset and financial asset at fair value through profit and loss have been recognized for the concession (See Notes 3.g.1 and Note 8).

(**) Because all of the rights acquired by this subsidiary are unconditional, only a financial asset measured at amortized cost has been recognized for this concession (see Note 3.g.1 and Note 8).

Future Cash Flows Projections Growth Rate of Non-financial Assets

		12/31/2020		12/31/2019
Country	Currency	Minimum	Maximum	Minimum	Maximum
Argentina	Argentine peso	10.1%	12.8%	5.0%	6.7%
Brazil	Brazilian real	3.5%		3.8%
Peru	Peruvian sol	2.5%		2.5%
Colombia	Colombian peso	3.0%		3.0%

Summary of Pre-tax Discount Rates

		December 31, 2020		December 31, 2019
Country	Currency	Minimum	Maximum	Minimum	Maximum
Argentina	Argentine peso	35.8%	63.4%	24.7%	50.6%
Brazil	Brazilian reais	9.6%	40.2%	10.1%	23.4%
Peru	Peruvian soles	7.4%	11.1%	7.8%	12.9%
Colombia	Colombian peso	8.7%	10.5%	8.7%	11.8%